Other assets (Tables)	12 Months Ended
Mar. 31, 2014
Other Assets

“Other assets” as of March 31, 2013 and 2014 comprised the following:

	Millions of yen
	2013	2014
Deposits	¥72,002	¥83,627
Deferred customer activation costs	70,150	55,841
Receivables held for sale (Non-current)	149,972	203,249
Allowance for doubtful accounts	(1,926)	(1,395)
Long-term bailment for consumption to a related party	240,000	240,000
Other	29,941	47,852

Total	¥560,139	¥629,174